Significant Accounting Policies - Accumulated Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Tax effect on amount reclassified from accumulated other comprehensive income	$ 7	$ 0	$ 4
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Tax effect on Accumulated Other Comprehensive income (loss) before reclassifications	(595)	171	(185)
Tax effect on amount reclassified from accumulated other comprehensive income	$ (7)	$ 0	$ (4)